Loans and Other Borrowings - Summary of Key Components of Net Debt (Parenthetical) (Detail) £ in Millions	Mar. 31, 2018 GBP (£)
Disclosure Of Detailed Information About Borrowings [Abstract]
Increase in net debt during the year	£ 695